OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                    Supplement dated April 2, 2001 to the
         Statement of Additional Information dated February 12, 2001, revised March 1, 2001

      The Statement of Additional Information is hereby amended as follows:

1.    Effective as of April 1, 2001,  George Loft retired as a Director of the
            Fund. The biography for George Loft set forth in the section titled How the Fund is Managed - Directors and Officers of the Fund is deleted.

      2. Effective as of April 1, 2001, Brian Wruble was appointed as a Director of the Fund. The following biography is added to the section titled "How the Fund is Managed - Directors and Officers of the Fund":

            Brian Wruble, Director, Age: 57.
            Two World Trade Center, New York, New York 10048
            General Partner, Odyssey Partners, L.P. (investment partnership) (1995-present); Special Limited Partner, Odyssey Investment Partners, LLC (private equity investment) (1999-present) and was Managing Principal, Odyssey Investment Partners, LLC from 1997-1998; Governor, Association of Investment Management and Research ("AIMR") (1992-1998); Trustee, Research Foundation of AIMR (1994-1995) (2000-present); Trustee, Institute of Chartered Financial Analysts (1992-1998); Trustee, Institute for Advanced Study (1992-present); Governor, Jerome Levy Economics Institute of Bard College (1990-present), Board of Governing Trustees, The Jackson Laboratory (1999-present); Board of Incorporators, The Jackson Laboratory (1991-1998); Director, Ray & Berendston, Inc. (2000-present).


3.    The  biography  for Thomas W.  Courtney in the  section  titled "How the
            Fund is Managed - Directors and Officers of the Fund" is deleted and replaced with the following:

            Thomas W. Courtney, Director; Age 67.
            833 Wyndemere Way, Naples, Florida 34105
            Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; former Director of Financial Analysts Federation.

4.    The compensation  table set forth in the section titled "How the Fund is
            Managed - Directors and Officers of the Fund- Remuneration of Directors" is hereby deleted and replaced with the following:




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      Director's Name   Aggregate       Retirement       Total
                        Compensation    Benefits         Compensation
                        From the Fund 1 Accrued as Part  From all
                                        of Fund Expenses Oppenheimer
                                                         Quest/Rochester
                                                         Funds (10
                                                         Funds)2
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      Paul Y. Clinton   $5,054          $0               $116,1893
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      Thomas W.
      Courtney          $5,054          $0               $116,1893
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      Robert G. Galli   $5,055          $0               $191,1344
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      Lacy B. Herrmann  $5,055          $0               $116,1893
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      George Loft       $5,055          $0               $96,1143,5
      -------------------------------------------------------------------
      -------------------------------------------------------------------
      Brian Wruble6     $0              $0               $0
      -------------------------------------------------------------------
1. Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director.
2.    For the 2000 calendar year.
3. Total compensation for the 2000 calendar year includes compensation paid by OCC Cash Reserves, Inc. and OCC Accumulation Trust (which in the aggregate consist of 16 portfolios, of which 12 are currently offered). The Sub-Advisor acts as the investment advisor for these funds. These funds are not affiliated with the Oppenheimer funds, the Manager or the Distributor. The aggregate compensation paid to Messrs. Clinton, Courtney, Herrmann and Loft by these funds was as follows: Mr. Clinton, $29,750; Mr. Courtney, $29,750; Mr. Herrmann, $29,750; and Mr. Loft, $6,675.
4.    Total   compensation   for  the  2000   calendar   year  also   includes
         compensation   received  for  serving  as  a  Director  of  30  other
         Oppenheimer funds.
5.    Mr. Loft retired as a Director of the Fund, effective April 1, 2001.
6.    Mr. Wruble became a Director of the Fund, effective April 1, 2001.